Payroll, staff and employee benefits obligations - Expected future cash outflows (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Pension benefits
Employee benefits obligations
Weighted average duration of accrued benefits	10 years
Expected contributions in respect of funded pension plans in 2020	$ 119
Pension benefits | Not later than one year
Employee benefits obligations
Estimated future payments	607
Pension benefits | Year 2
Employee benefits obligations
Estimated future payments	630
Pension benefits | Year 3
Employee benefits obligations
Estimated future payments	648
Pension benefits | Year 4
Employee benefits obligations
Estimated future payments	635
Pension benefits | Year 5
Employee benefits obligations
Estimated future payments	613
Pension benefits | Year 6 through 10
Employee benefits obligations
Estimated future payments	$ 3,548
Other benefits
Employee benefits obligations
Weighted average duration of accrued benefits	14 years
Other benefits | Not later than one year
Employee benefits obligations
Estimated future payments	$ 23
Other benefits | Year 2
Employee benefits obligations
Estimated future payments	23
Other benefits | Year 3
Employee benefits obligations
Estimated future payments	22
Other benefits | Year 4
Employee benefits obligations
Estimated future payments	22
Other benefits | Year 5
Employee benefits obligations
Estimated future payments	23
Other benefits | Year 6 through 10
Employee benefits obligations
Estimated future payments	$ 112